Mergers, Acquisitions and Disposals - Disposals (Details) € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Aug. 16, 2018	Sep. 18, 2017	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets					$ 5,451		$ 1,018	$ 432
Total revenues				$ 24,782	492,966		506,711	469,744
Cost of goods sold				15,248	303,313		315,230	294,574
Gross profit				9,534	189,653		191,481	175,170
Other expenses				622	12,381		4,905	2,947
Foreign exchange gain, net				$ (19)	(385)		2,467	248
Less: non-controlling interest in discontinued operations								1,936
Net income from discontinued operations								3,366
Heineken Group
Disclosure of analysis of single amount of discontinued operations [line items]
Controlling interest in discontinued operations			€ (204)		(4,953)	€ 2,166	$ 46,006
Proportion of ownership interest sold		5.20%
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues								24,167
Cost of goods sold								17,360
Gross profit								6,807
Operating expenses								5,750
Other expenses								7
Financial income, net								185
Foreign exchange gain, net								(73)
Income before income taxes								1,308
Income taxes								466
Net income for discontinued operations								842
Less: non-controlling interest in discontinued operations								391
Controlling interest in discontinued operations								451
Accumulated currency translation effect for the subsidiary disposal								(811)
Gain from discontinued operations								3,335
Net income for subsidiary disposal – controlling interest								2,975
Net income from discontinued operations								$ 3,366
Specialty’s Café & Bakery, Inc [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets					$ 2,021
Coca Cola FEMSA Philippines
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest sold	51.00%